Note 12 - Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Goodwill	Brand	Technology 1	Customer relationships	Sales networks and affinity relationships	Total
Cost:
Opening balance - April 1, 2019	$339,921	$34,305	$117,716	$31,250	$53,853	$577,045
Disposal of subsidiary	(13,355)	-	(8,797)	-	-	(22,152)
Additions	-	-	14,382	-	-	14,382
Impairment	(61,415)	-	(6,093)	(23,720)	-	(91,228)
Exchange differences	7,541	1,930	4,174	1,096	3,321	18,062
Ending balance, March 31, 2020	272,692	36,235	121,382	8,626	57,174	496,109

Accumulated amortization:
Opening balance - April 1, 2019	-	(100)	(49,333)	(4,469)	(50,487)	(104,389)
Disposal of subsidiary	-	-	4,513	-	-	4,513
Amortization charge for the year	-	(300)	(17,927)	(1,260)	(3,348)	(22,835)
Impairment	-	-	535	2,108	-	2,643
Exchange differences	-	-	681	(2,425)	(3,339)	(5,083)
Ending balance, March 31, 2020	-	(400)	(61,531)	(6,046)	(57,174)	(125,151)

Net book value, March 31, 2020	$272,692	$35,835	$59,851	$2,580	$-	$370,958

	Goodwill	Brand	Technology 1	Customer relationships	Sales network and affinity relationships	Total
Cost:
Opening balance - April 1, 2018	$300,673	$30,205	$80,896	$18,027	$51,963	$481,764
Acquisition	40,630	3,000	-	12,600	-	56,230
Assets held for sale	-	-	(2,456)	-	-	(2,456)
Additions/adjustment	-	-	38,383	-	-	38,383
Exchange differences	(1,382)	1,100	893	623	1,890	3,124
Ending balance, March 31, 2019	339,921	34,305	117,716	31,250	53,853	577,045

Accumulated amortization:
Opening balance - April 1, 2018	-	-	(36,309)	(1,309)	(42,220)	(79,838)
Assets held for sale	-	-	20	-	-	20
Amortization charge for the year	-	(100)	(14,927)	(1,018)	(6,610)	(22,655)
Exchange differences	-	-	1,883	(2,142)	(1,657)	(1,916)
Ending balance, March 31, 2019	-	(100)	(49,333)	(4,469)	(50,487)	(104,389)
Net book value, March 31, 2019	$339,921	$34,205	$68,383	$26,781	$3,366	$472,656